SPECIAL ELECTRONIC FILING
SUBMISSION FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 1999

CHECK HERE IF AMENDMENT [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):  [   ]  IS A RESTATEMENT
                             [   ] ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:              Paribas
ADDRESS:           3, rue d Antin
75002 Paris, France

13F FILE NUMBER:        28-4902


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:         Pierre Edouard Noyelle
TITLE:        General Secretary
PHONE:        (33-1) 42 98 05 54


SIGNATURE, PLACE AND DATE OF SIGNING:

    Pierre Edouard Noyelle   Paris, France       May 7, 1999


REPORT TYPE (CHECK ONLY ONE):

[    ]   13F HOLDINGS REPORT

[ x ]    13F NOTICE

[    ]   13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER               NAME